SCHEDULE IV-REINSURANCE	12 Months Ended
Dec. 31, 2011
SCHEDULE IV-REINSURANCE
SCHEDULE IV-REINSURANCE

RLI CORP. AND SUBSIDIARIES

SCHEDULE IV--REINSURANCE

Years ended December 31, 2011, 2010 and 2009

					Percentage
		Ceded to	Assumed		of amount
(in thousands)	Direct	other	from other	Net	assumed
Segment	amount	companies	companies	amount	to net

2011

Casualty	$327,411	$91,991	$778	$236,198	0.3%
Property	194,946	56,356	65,070	$203,660	32.0%
Surety	103,606	6,148	1,136	$98,594	1.2%

RLI Insurance Group Premiums earned	$625,963	$154,495	$66,984	$538,452	12.4%

2010

Casualty	$325,707	$94,807	$1,147	$232,047	0.5%
Property	189,298	53,487	45,834	181,645	25.2%
Surety	84,664	5,630	656	79,690	0.8%

RLI Insurance Group Premiums earned	$599,669	$153,924	$47,637	$493,382	9.7%

2009

Casualty	$365,928	$101,334	$1,363	$265,957	0.5%
Property	199,019	54,578	10,862	155,303	7.0%
Surety	75,087	6,450	2,064	70,701	2.9%

RLI Insurance Group Premiums earned	$640,034	$162,362	$14,289	$491,961	2.9%

See the accompanying report of independent registered accounting firm on page 50 of this report.